SALES AND MARKETING EXPENSES - Schedule of Sales and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling and Marketing Expense [Abstract]
Share-based compensation	$ 194	$ 250	$ 89
Salary and related expenses	176	266	248
Professional fees	125	187	348
Other	93	51	61
Total	$ 588	$ 754	$ 746